Related Party Transactions - Schedule of Donations (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fundacion Corpgroup Centro Cultural [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 1,325	$ 1,225	$ 1,302
Fundacion Descubreme [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	204	194	200
Fundacion Itau [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 170	$ 157	167
Fundacion De Inclusion Social Aprendamos [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$			$ 5